Capital and financial risk management - Changes in assets and liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	€ 72,536	€ 54,558
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	4,359	9,933
Repayment of borrowings	(12,237)	(16,028)
Net movement in short-term borrowings	(2,791)	2,488
Net movement in derivatives	279	98
Interest paid	(2,152)	(2,284)
Purchase of treasury shares	(62)	(821)
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	(1,482)
Non-cash movements
Fair value movements	3,585	(2,537)
Foreign exchange	(54)	(460)
Interest costs	2,047	2,238
Lease additions	4,578	15,187
Acquisitions of subsidiaries	234	8,894
Other	762	1,270
Amount recognised on transition to IFRS 16		10,040
Collateral pledged as initial margin that does not offset against existing mark to market balances	913
Balance at the end	69,602	72,536
Borrowings
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	74,925	52,955
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	4,359	9,933
Repayment of borrowings	(12,237)	(16,028)
Net movement in short-term borrowings	(2,791)	2,488
Interest paid	(2,421)	(2,320)
Purchase of treasury shares	0
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	0
Non-cash movements
Fair value movements	(9)	6
Foreign exchange	(1,480)	(31)
Interest costs	2,459	2,425
Lease additions	4,578	15,187
Acquisitions of subsidiaries	234	9,040
Other	143	1,270
Balance at the end	67,760	74,925
Derivative assets and liabilities
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	(4,409)	(1,190)
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Net movement in derivatives	279	98
Interest paid	452	150
Purchase of treasury shares	0
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	0
Non-cash movements
Fair value movements	3,594	(2,543)
Foreign exchange	1,428	(424)
Interest costs	(485)	(354)
Lease additions	0	0
Acquisitions of subsidiaries	0	(146)
Other		0
Balance at the end	859	(4,409)
Financial liabilities under put options
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	1,850	1,844
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Interest paid	(141)	(72)
Purchase of treasury shares	0
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	(1,482)
Non-cash movements
Fair value movements	0
Foreign exchange		(1)
Interest costs	62	79
Lease additions	0	0
Acquisitions of subsidiaries	0
Other	203	0
Balance at the end	492	1,850
Other liabilities
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	170	949
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Interest paid	(42)	(42)
Purchase of treasury shares	(62)	(821)
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	0
Non-cash movements
Fair value movements	0
Foreign exchange	(2)	(4)
Interest costs	11	88
Lease additions	0	0
Acquisitions of subsidiaries	0
Other	416	0
Balance at the end	€ 491	€ 170